Property and Equipment (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property plant and equipment

Property, plant, and equipment consisted of the following at March 31, 2021 and December 31, 2020:

(In thousands)	At March 31, 2021	At December 31, 2020
Property, plant & equipment	2,639	243
Software & machinery	1,376	128
Leasehold improvements	286	—
Construction in progress	79	60

	4,380	431
Less: Accumulated depreciation and amortization	(68)	(13)

Property and equipment, net	4,312	418

Property and equipment consisted of the following at December 31, 2020:

In thousands
Office equipment	$79
Vehicles	243
Lab equipment	49
Construction in progress	60

431
Less: Accumulated depreciation and amortization	(13)

Property and equipment, net	$418